Expense Example	Dec. 31, 2025 USD ($)
Stratified LargeCap Index ETF | Stratified LargeCap Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Stratified LargeCap Hedged ETF | Stratified LargeCap Hedged ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	$ 1,460